Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair value of financial instruments
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis by Caption on the Consolidated Statement of Financial Position Using the Fair Value Hierarchy
Financial instruments measured at fair value by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Loans at FVOCI	—	77,240	—	77,240
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	69,476	—	69,476
Total securities and other financial assets	—	146,716	—	146,716

Derivative financial instruments - assets:
For trading
Interest rate swaps	—	1,569	—	1,569
For hedging
Interest rate swaps	—	26,075	—	26,075
Cross-currency swaps	—	43,762	—	43,762
Total derivative financial instrument assets	—	71,406	—	71,406
Total assets at fair value	—	218,122	—	218,122

Liabilities
Derivative financial instruments - liabilities:
For trading
Interest rate swaps	—	(433)	—	(433)
For hedging
Interest rate swaps	—	(5,435)	—	(5,435)
Cross-currency swaps	—	(57,027)	—	(57,027)
Foreign exchange forwards	—	(44)	—	(44)
Total derivative financial instruments - liabilities	—	(62,939)	—	(62,939)
Total liabilities at fair value	—	(62,939)	—	(62,939)
A.    Measured at fair value (continued)

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	99,486	—	99,486
Total securities and other financial assets	—	99,486	—	99,486

Derivative financial instruments - assets:
For hedging
Interest rate swaps	—	10,805	—	10,805
Cross-currency swaps	—	11,510	—	11,510
Total derivative financial instrument assets	—	22,315	—	22,315
Total assets at fair value	—	121,801	—	121,801

Liabilities
Derivative financial instruments - liabilities:
For hedging
Interest rate swaps	—	2,667	—	2,667
Cross-currency swaps	—	139,038	—	139,038
Total derivative financial instruments - liabilities	—	141,705	—	141,705
Total liabilities at fair value	—	141,705	—	141,705

Schedule of Carrying Value and an Estimated Fair Value of the Bank's Financial Instruments that are not Measured on a Recurring Basis
The following table provides information on the carrying value and the estimated fair value of the Bank’s financial instruments that are not measured at fair value:

	December 31, 2025
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	1,923,731	1,923,731	—	1,923,731	—
Securities at amortized cost (1)	1,359,514	1,375,788	—	1,375,788	—
Loans at amortized cost (2)	9,064,428	9,319,038	—	9,319,038	—
Customers' liabilities under acceptances	161,597	161,597	—	161,597	—

Liabilities
Customer deposits	6,640,290	6,640,290	—	6,640,290	—
Securities sold under repurchase agreements	130,509	130,509	—	130,509	—
Borrowings and debt, net	4,030,389	4,071,789	—	4,071,789	—
Acceptances outstanding	161,597	161,597	—	161,597	—

	December 31, 2024
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	1,965,145	1,965,145	—	1,965,145	—
Securities at amortized cost (1)	1,102,444	1,102,386	—	1,102,386	—
Loans at amortized cost (2)	8,383,829	8,573,655	—	8,573,655	—
Customers' liabilities under acceptances	245,065	245,065	—	245,065	—

Liabilities
Customer deposits	5,461,901	5,461,901	—	5,461,901	—
Securities sold under repurchase agreements	214,035	214,035	—	214,035	—
Borrowings and debt, net	4,388,720	4,421,770	—	4,421,770	—
Acceptances outstanding	245,065	245,065	—	245,065	—
(1)The carrying value of securities at amortized cost is net of accrued interest receivable of $14.8 million and the allowance for ECL of $1.0 million as of December 31, 2025 (accrued interest receivable of $13.2 million and the allowance for expected credit losses of $1.3 million as of December 31, 2024).
(2)The carrying value of loans at amortized cost is net of accrued interest receivable of $87.8 million , the allowance for expected credit losses of $93.8 million and unearned interest and deferred fees of $34.3 million as of December 31, 2025 (accrued interest receivable of $117.9 million, the allowance for expected credit losses of $78.2 million and unearned interest and deferred fees of $31.1 million as of December 31, 2024).